FORM 13F

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE

Report for the Quarter Ended:	 September 30, 2005

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):	[   ] is a restatement.
				        [   ] adds new holding
					      entries.

Institutional Investment Manager Filing this Report:

Name:		Sadoff Investment Management LLC
Address:	250 W. Coventry Court, Suite 109
		Milwaukee, WI 53217

Form 13F File No:	28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ronald Sadoff
Title:		Managing Member
Phone:		(414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff       Milwaukee, Wisconsin     11/3/05
--------------------   ---------------------   ------------
   (Signature)		  (City/State)		  (Date)

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]	13F NOTICE (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:      		 0

Form 13F Information Table Entry Total: 		67

Form 13F Information Table Value Total:		  $236,943
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE







                                             SADOFF INVESTMENT MANAGEMENT LLC
                                                         FORM 13F
                                                        30-Sep-05
                                                                                                       Voting Authority
                                     Title                 Market                                      ----------------
                                       of         CUSIP    Value     Shares/ Sh/  Put/ Invstmt  Otr
 Name of Issuer                      class        Number   (x$1000)  Prn Amt Prn  Call Dscretn  Mgrs Sole     Shared None
 -------------------------       -------------   --------- --------  ------- ---  ---  -------  ---- -------  -----  ----
 3M CO.                          COM             88579Y101      241    3,280 SH         Sole           3,280
 ALTRIA GROUP INC.               COM             02209S103      250    3,387 SH         Sole           3,387
 AMEREN CORP.                    COM             023608102      212    3,962 SH         Sole           3,962
 BAUSCH & LOMB INC.              COM             071707103    7,838   97,150 SH         Sole          97,150
 BIOMET INC.                     COM             090613100    4,838  139,370 SH         Sole         139,370
 BROWN SHOE CO.                  COM             115736100    4,255  128,933 SH         Sole         128,933
 C.R. BARD INC.                  COM             067383109   11,633  176,178 SH         Sole         176,178
 CATERPILLAR INC.                COM             149123101   10,034  170,786 SH         Sole         170,786
 CHEMTURA CORP.                  COM             163893100    6,007  483,683 SH         Sole         483,683
 CHEVRON CORP.                   COM             166764100      207    3,197 SH         Sole           3,197
 CITIGROUP                       COM             172967101      287    6,297 SH         Sole           6,297
 CITIZENS BANKING                COM             174420109      227    8,000 SH         Sole           8,000
 COCA COLA CO.                   COM             191216100      225    5,200 SH         Sole           5,200
 CRANE COMPANY                   COM             224399105    4,436  149,150 SH         Sole         149,150
 CUMMINS INC.                    COM             231021106    8,293   94,250 SH         Sole          94,250
 DOMINION RESOURCES              COM             25746U109      241    2,792 SH         Sole           2,792
 DOW CHEMICAL                    COM             260543103    5,594  134,250 SH         Sole         134,250
 EATON CORP.                     COM             278058102    8,169  128,550 SH         Sole         128,550
 EATON VANCE INSURED MUNI        COM             27827X101    1,096   72,800 SH         Sole          72,800
 EXELON CORPORATION              COM             30161N101      545   10,202 SH         Sole          10,202
 EXXON MOBIL CORP.               COM             30231G102      785   12,356 SH         Sole          12,356
 FEDERATED STORES                COM             31410H101    5,613   83,944 SH         Sole          83,944
 FOOT LOCKER INC.                COM             344849104    4,260  194,153 SH         Sole         194,153
 GENERAL ELEC CO.                COM             369604103      600   17,833 SH         Sole          17,833
 GENERAL MILLS                   COM             370334104   11,448  237,502 SH         Sole         237,502
 HERSHEY COMPANY                 COM             427866108    2,704   48,020 SH         Sole          48,020
 HOME DEPOT                      COM             437076102      266    6,976 SH         Sole           6,976
 IDEX CORP.                      COM             45167R104    7,380  173,449 SH         Sole         173,449
 JC PENNEY                       COM             708160106    9,944  209,709 SH         Sole         209,709
 JOHNSON & JOHNSON               COM             478160104      424    6,703 SH         Sole           6,703
 KELLOGG CO.                     COM             487836108   13,951  302,426 SH         Sole         302,426
 LEE ENTERPRISES                 COM             523768109    3,093   72,800 SH         Sole          72,800
 LUCENT TECHNOLOGIES             COM             549463107       66   20,159 SH         Sole          20,159
 MARSHALL & ILSLEY               COM             571834100      302    6,950 SH         Sole           6,950
 MCCORMICK & CO.                 COM             579780206   10,054  308,128 SH         Sole         308,128
 MEDTRONIC INC.                  COM             585055106      263    4,900 SH         Sole           4,900
 MICROSOFT                       COM             594918104      222    8,609 SH         Sole           8,609
 MORGAN STANLEY INSURED MUNI     INSD MUN TR     61745P866      518   37,400 SH         Sole          37,400
 MOTOROLA INCORPORATED           COM             620076109    1,589   72,142 SH         Sole          72,142
 MSDW QUALITY MUNI INCOME        QUALT MUN INCM  61745P734      522   37,500 SH         Sole          37,500
 MUNIYIELD INSURED               COM             62630E107    1,068   71,646 SH         Sole          71,646
 MUNIYIELD QUALITY FUND INC      COM             626302103      218   14,500 SH         Sole          14,500
 NEIMAN MARCUS                   COM             640204202    8,073   80,772 SH         Sole          80,772
 NIKE INC.                       COM             654106103    9,464  115,864 SH         Sole         115,864
 NORDSTROM INC.                  COM             655664100   12,304  358,506 SH         Sole         358,506
 NUVEEN INSD DIVID ADVANTAGE MU  COM             67071L106      289   20,000 SH         Sole          20,000
 NUVEEN INSURED MUNI OPPORTUNIT  COM             670984103    1,221   81,596 SH         Sole          81,596
 NUVEEN INSURED PREMIUM MUNI     COM             6706D8104      609   46,300 SH         Sole          46,300
 NUVEEN INSURED QUALITY MUNI     COM             67062N103      545   34,950 SH         Sole          34,950
 PROCTER & GAMBLE                COM             742718109      384    6,455 SH         Sole           6,455
 PROGRESS ENERGY                 COM             743263105      950   21,228 SH         Sole          21,228
 REEBOK INTL                     COM             758110100    8,507  150,384 SH         Sole         150,384
 RPM INTL INC.                   COM             749685103    3,913  212,675 SH         Sole         212,675
 SAKS INC.                       COM             79377W108    4,355  235,395 SH         Sole         235,395
 SCANA CORP.                     COM             80589M102      203    4,816 SH         Sole           4,816
 SMUCKERS JM                     COM             832696405    6,607  136,119 SH         Sole         136,119
 SOUTHERN CO.                    COM             842587107      572   15,996 SH         Sole          15,996
 ST JUDE MEDICAL                 COM             790849103   12,048  257,446 SH         Sole         257,446
 STRIDE RITE CORP.               COM             863314100      285   22,250 SH         Sole          22,250
 VARIAN MEDICAL                  COM             92220P105    4,610  116,678 SH         Sole         116,678
 WALGREENS                       COM             931422109      220    5,072 SH         Sole           5,072
 WASHINGTON POST                 COM             939640108    3,013    3,754 SH         Sole           3,754
 WELLPOINT INC.                  COM             94973V107      481    6,350 SH         Sole           6,350
 WELLS FARGO & COMPANY           COM             949746101      214    3,661 SH         Sole           3,661
 WISCONSIN ENERGY                COM             976657106      528   13,217 SH         Sole          13,217
 WPS RESOURCES                   COM             92931B106      364    6,300 SH         Sole           6,300
 WRIGLEY WM JR CO.               COM             982526105    7,266  101,091 SH         Sole         101,091
 REPORT SUMMARY                   67                        236,943

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